UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07680)

Minnesota Municipal Income Portfolio Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 06/30

Date of reporting period: 09/30/14

Item 1. Schedule of Investments.

Schedule of Investments    |    September 30, 2014 (unaudited)

Minnesota Municipal Income Portfolio (MXA)

DESCRIPTION	PAR	FAIR VALUE ¶
(Percentages of each investment category relate to total net assets applicable to outstanding common shares)
Municipal Long-Term Investments — 145.6%
Economic Development Revenue — 3.6%
Minneapolis Development, Limited Tax Supported Common Bond (AMT),
4.85%, 12/1/17, Series 2006-1A	$580,000	$608,246
4.88%, 12/1/18, Series 2006-1A	610,000	635,949
5.13%, 6/1/22, Series 2007-2A	500,000	527,700
Moorhead, American Crystal Sugar Company, Recovery Zone Facility, Series 2010, 5.65%, 6/1/27	500,000	556,505

		2,328,400

Education Revenue — 23.4%
Anoka County, Charter School Lease, Series 2012-A, 5.00%, 6/1/43	290,000	293,851
Baytown Township, St. Croix Preparatory Academy Project, Series 2008-A, 7.00%, 8/1/38	900,000	943,992
Duluth Housing & Redevelopment Authority, Public Schools Academy, Series 2010-A, 5.60%, 11/1/30	1,000,000	1,061,130
Higher Education Facilities, Augsburg College, Series 2006-6J1, 5.00%, 5/1/28	1,500,000	1,510,890
Higher Education Facilities, Bethel University, Series 2007-6R
5.50%, 5/1/27	1,000,000	1,032,740
5.50%, 5/1/37	200,000	205,364
Higher Education Facilities, College of Art & Design, Series 2006-6K, 5.00%, 5/1/26	1,000,000	1,007,710
Higher Education Facilities, University of St. Thomas,
5.00%, 10/1/39, Series 2009-7A	1,000,000	1,109,870
5.25%, 4/1/39, Series 2009-6X	700,000	760,102
Minneapolis, University Gateway Project, Series 2006, 4.50%, 12/1/31	2,000,000	2,024,120
St. Paul Housing & Redevelopment Authority, Community Peace Academy Project, Series 2006-A, 5.00%, 12/1/36	1,365,000	1,374,924
St. Paul Housing & Redevelopment Authority, Conservatory for Performing Artists Project, Series 2013-A, 4.63%, 3/1/43	250,000	247,068
St. Paul Housing & Redevelopment Authority, German Immersion School Project, Series 2013-A, 5.00%, 7/1/44	1,255,000	1,215,267
St. Paul Housing & Redevelopment Authority, Nova Classical Academy, Series 2011-A, 6.38%, 9/1/31	650,000	720,726
St. Paul Housing & Redevelopment Authority, St. Paul Academy & Summit School Project, Series 2007, 5.00%, 10/1/24	500,000	530,580
University of Minnesota, Series 2011-A, 5.25%, 12/1/29	1,000,000	1,188,670

		15,227,004

General Obligations — 12.3%
Burnsville Independent School District No. 191, Alternative Facilities, Series 2008-A (MSDCEP), 4.75%, 2/1/24	1,600,000	1,775,568
Mankato Independent School District No. 77, School Building Bonds, Series 2014-A (MSDCEP), 4.00%, 2/1/30	400,000	435,408
Minnesota State, Highway & Various Purpose, Series 2007, 5.00%, 8/1/25	3,000,000	3,322,830
South Washington County Independent School District No. 833, Alternative Facilities, Series 2014-A (MSDCEP), 3.50%, 2/1/27	400,000	420,692
St. Paul Housing & Redevelopment Authority Charter School Lease, Hmong Education Reform, Series 2012-A, 5.25%, 9/1/32	500,000	513,330
Wayzata Independent School District No. 284, Series 2014-A (MSDCEP), 3.50%, 2/1/31	1,470,000	1,510,675

		7,978,503

Healthcare Revenue — 38.6%
Center City Health Care Facilities, Hazelden Betty Ford Foundation Project,
4.00%, 11/1/39, Series 2014	265,000	266,744
5.00%, 11/1/41, Series 2011	300,000	318,921
City of Cold Spring, Health Care Facilities, Assumption Home, Series 2013, 5.20%, 3/1/43	500,000	506,570
City of Sauk Rapids, Good Shepherd Lutheran Home, Series 2013, 5.13%, 1/1/39	215,000	215,054
Cuyuna Range Hospital District, Health Facilities, 5.00%, 6/1/29	1,000,000	1,021,210
Maple Grove Health Care Facilities, North Memorial Health Care, Series 2005, 5.00%, 9/1/35	2,000,000	2,017,280
Maple Grove Health Care Systems, Maple Grove Hospital, Series 2007, 5.25%, 5/1/25	1,000,000	1,041,120
Minneapolis Health Care Facilities, Walker Campus Project, Series 2012, 4.75%, 11/15/28	900,000	905,985
Minneapolis Health Care Systems, Fairview Health Services, Series 2008-A, 6.63%, 11/15/28	1,800,000	2,133,018
Minnesota Agricultural & Economic Development Board, Essentia Health, Series 2008-E (AGC), 5.00%, 2/15/37	3,750,000	3,977,737
Minnesota Agricultural & Economic Development Board, Health Care System, Series 1997-A (NATL), 5.75%, 11/15/26	35,000	35,060

MINNESOTA MUNICIPAL INCOME PORTFOLIO    |    2014 QUARTERLY REPORT

Schedule of Investments    |    September 30, 2014 (unaudited)

Minnesota Municipal Income Portfolio (MXA)

DESCRIPTION	PAR	FAIR VALUE ¶
Northern Itasca Hospital District, Health Facilities,
4.50%, 12/1/25, Series 2013-C	$240,000	$249,350
4.75%, 12/1/27, Series 2013-C	190,000	199,010
4.40%, 12/1/33, Series 2013-A	460,000	464,434
Shakopee Health Care Facilities, St. Francis Regional Medical Center,
4.00%, 9/1/31, Series 2014	325,000	334,386
5.00%, 9/1/34, Series 2014	400,000	446,708
St. Cloud Health Care, CentraCare Health System, Series 2010-A, 5.13%, 5/1/30	500,000	559,990
St. Louis Park Health Care Facilities, Park Nicollet Health Services, Series 2009, 5.75%, 7/1/39	1,500,000	1,687,740
St. Paul Housing & Redevelopment Authority, Allina Health System, Series 2009-A-1, 5.25%, 11/15/29	1,175,000	1,346,245
St. Paul Housing & Redevelopment Authority, Episcopal Homes Project, Series 2013, 5.13%, 5/1/48	500,000	504,355
St. Paul Housing & Redevelopment Authority, Health Care Facility, HealthPartners Obligation Group Project, Series 2006, 5.25%, 5/15/36	1,430,000	1,497,210
St. Paul Housing & Redevelopment Authority, HealthEast Project, Series 2005, 6.00%, 11/15/30	1,150,000	1,202,210
St. Paul Housing & Redevelopment Authority, Nursing Home Episcopal, Series 2006, 5.63%, 10/1/33 ¥	872,997	890,876
St. Paul Housing & Redevelopment Authority, Rossy & Richard Shaller, Series 2007-A, 5.25%, 10/1/42	650,000	653,133
St. Paul Port Authority, HealthEast Midway Campus,
5.75%, 5/1/25, Series 2007-A	100,000	101,571
5.88%, 5/1/30, Series 2005-A	500,000	507,250
6.00%, 5/1/30, Series 2005-B	900,000	913,752
West St. Paul Health Care Facilities, Walker Thompson Hill Project, Series 2011-A, 7.00%, 9/1/46	1,000,000	1,065,080

		25,061,999

Housing Revenue — 15.9%
Coon Rapids Multifamily Housing, Margaret Place Apartments, Series 1997-A, 6.25%, 5/1/18 ¥	235,000	236,022
Coon Rapids Multifamily Housing, Tralee Terrace Apartments, Series 2010 (FHLMC), 4.50%, 6/1/26	1,700,000	1,816,501
Cottage Grove Senior Housing, Cottage Grove Project, Series 2006-A, 5.00%, 12/1/31 ¥	440,000	440,339
Minneapolis Multifamily Housing, Vantage Flats Project, Series 2007 (AMT) (GNMA), 5.20%, 10/20/48	965,000	974,052
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed City Living, Series 2006-A4 (AMT) (FHLMC) (FNMA) (GNMA), 5.00%, 11/1/38	154,611	159,473
Minnesota Housing Finance Agency, Homeownership Finance, Series 2011-D (FHLMC) (FNMA) (GNMA), 4.70%, 1/1/31	145,000	157,283
Minnesota Housing Finance Agency, Nonprofit Housing, State Appropriation, Series 2011, 5.00%, 8/1/31	1,230,000	1,379,359
Minnesota Housing Finance Agency, Rental Housing, Series 2011, 5.05%, 8/1/31	355,000	382,495
Minnesota Housing Finance Agency, Residential Housing (AMT),
4.70%, 7/1/27, Series 2007-D	2,125,000	2,161,359
5.65%, 7/1/33, Series 2008-B	335,000	349,425
Moorhead Economic Development Authority, Housing Development Eventide Project, Series 2006-A, 5.15%, 6/1/29	700,000	700,259
Moorhead Senior Housing, Sheyenne Crossing Project, Series 2006, 5.65%, 4/1/41 ¥	800,000	808,120
Wayzata Senior Housing, Folkestone Senior Living Community, Series 2012-A, 6.00%, 5/1/47	220,000	240,539
Worthington Housing Authority, Meadows Worthington Project, Series 2007-A, 5.25%, 11/1/28 ¥	520,000	523,245

		10,328,471

Industry Development Revenue — 3.0%
St. Paul Port Authority, Solid Waste Disposal, Series 2012-7 (AMT), 4.50%, 10/1/37	1,950,000	1,918,410

Leasing Revenue — 10.5%
City of Forest Lake Charter School Lease, Lakes International Language Academy Project, Series 2014-A, 5.75%, 8/1/44	375,000	407,295
City of Hugo Charter School Lease, Noble Academy Project, Series 2014-A, 5.00%, 7/1/44	150,000	153,714
City of Otsego Charter School Lease, Kaleidoscope Charter School Project, Series 2014-A, 5.00%, 9/1/44	515,000	506,343
City of Ramsey Lease, Pact Charter School Project, Series 2013-A, 5.50%, 12/1/33	270,000	294,483
City of Woodbury Charter School Lease, MSA Building Company, Series 2012-A, 5.00%, 12/1/43	500,000	517,595
Duluth Capital Appreciation Independent School District No. 709, Series 2012-A, Certificate of Participation, Zero Coupon Bond (MSDCEP), 3.54%, 2/1/28 ¹	1,000,000	600,640
Minneapolis, Chartered School Lease, Yinghua Academy Project, Series 2013-A, 6.00%, 7/1/43	1,000,000	1,053,430
Pine County Housing & Redevelopment Authority, Series 2005-A, 5.00%, 2/1/31 (Pre-refunded 2/1/16 @ 100) ¯	1,000,000	1,061,000
St. Paul Housing & Redevelopment Authority Lease, High Ground Academy Project, Series 2013-A, 5.00%, 12/1/33	500,000	517,250
St. Paul Housing & Redevelopment Authority, Jimmy Lee Recreation Center, Series 2008, 5.00%, 12/1/32	400,000	429,784
St. Paul Port Authority, Regions Hospital Parking Ramp Project, Series 2007-1, 5.00%, 8/1/36	1,000,000	1,006,030

MINNESOTA MUNICIPAL INCOME PORTFOLIO    |    2014 QUARTERLY REPORT

Schedule of Investments    |    September 30, 2014 (unaudited)

Minnesota Municipal Income Portfolio (MXA)

DESCRIPTION	PAR/ SHARES	FAIR VALUE ¶
State of Minnesota General Fund, Series 2012-B, 3.00%, 3/1/30	$300,000	$286,731

		6,834,295

Miscellaneous Revenue — 2.4%
Minneapolis, National Marrow Donor Program, Series 2010, 4.25%, 8/1/20	1,000,000	1,042,760
St. Paul Housing & Redevelopment Authority, Parking Facilities Project, Series 2010-A, 5.00%, 8/1/30	460,000	518,162

		1,560,922

Recreation Authority Revenue — 0.6%
Moorhead Golf Course, Series 1998-B, 5.88%, 12/1/21 ¥	360,000	360,108

Tax Revenue — 7.0%
City of Minneapolis Development, Limited Tax Supported Common Bond Fund, Series 2013-1, 4.50%, 6/1/33	1,400,000	1,480,010
Minneapolis Tax Increment, Grant Park Project, Series 2006, 5.35%, 2/1/30	1,000,000	1,000,030
Minneapolis Tax Increment, St. Anthony Falls Project, Series 2005, 5.65%, 2/1/27 ¥	450,000	450,261
St. Paul Housing & Redevelopment Authority, Tax Increment, Upper Landing Project, Series 2012, 5.00%, 9/1/26	450,000	469,521
Virgin Islands Public Finance Authority, Series 2009-B, 5.00%, 10/1/25	1,050,000	1,145,865

		4,545,687

Transportation Revenue — 0.3%
St. Paul Metropolitan Airports Commission, Series 2010-D (AMT), 4.00%, 1/1/23	200,000	211,040

Utility Revenue — 28.0%
Buffalo Capital Appreciation Water & Sewer, Series 2009-B, Zero Coupon Bond (MSCP), ¹
1.54%, 10/1/21	1,800,000	1,502,442
1.66%, 10/1/22	1,800,000	1,422,864
1.77%, 10/1/23	1,800,000	1,344,582
Northern Municipal Power Agency, Minnesota Electric System, Series 2008-A (AGC),
5.00%, 1/1/20	750,000	830,745
5.00%, 1/1/21	1,000,000	1,112,710
Southern Minnesota Municipal Power Agency, Series 1994-A, Zero Coupon Bond (NATL), ¹
1.68%, 1/1/19	8,600,000	8,009,352
2.63%, 1/1/23	1,100,000	886,633
2.78%, 1/1/24	3,070,000	2,377,899
Western Minnesota Municipal Power Agency, Series 2014-A, 4.00%, 1/1/40	650,000	665,646

		18,152,873

Total Municipal Long-Term Investments (Cost: $86,609,452)		94,507,712

Short-Term Investment — 0.6%
Federated Minnesota Municipal Cash Trust Institutional Shares, 0.01% W (Cost: $414,732)	414,732	414,732

Total Investments ▲ — 146.2% (Cost: $87,024,184)		94,922,444

Variable Rate MuniFund Term Preferred Shares, at Liquidation Value — (47.9)%		(31,100,000)

Other Assets and Liabilities, Net — 1.7%		1,124,200

Total Net Assets Applicable to Outstanding Common Shares — 100.0%		$64,946,644

MINNESOTA MUNICIPAL INCOME PORTFOLIO    |    2014 QUARTERLY REPORT

Schedule of Investments    |    September 30, 2014 (unaudited)

Minnesota Municipal Income Portfolio (MXA)

¶	Security valuations for the fund’s investments are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end funds are valued at their respective net asset values on the valuation date.

When held by the fund, exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by the fund’s investment advisor, U.S. Bancorp Asset Management, Inc. (“USBAM”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. As of September 30, 2014, the fund held no internally fair valued securities.

¥	Security considered illiquid. A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of September 30, 2014, the fair value of these investments was $3,708,971 or 5.7% of total net assets applicable to outstanding common shares.

¹	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2014.

¯	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

W	The rate shown is the annualized seven-day effective yield as of September 30, 2014.

▲	On September 30, 2014, the cost of investments for federal income tax purposes was approximately $87,024,184. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$7,982,783
Gross unrealized depreciation	(84,523)

Net unrealized appreciation	$7,898,260

Variable Rate MuniFund Term Preferred Shares, at liquidation value, as a percentage of total investments is 32.8%.

AGC—Assured Guaranty Corporation

AMT—Alternative Minimum Tax. As of September 30, 2014, the aggregate fair value of securities subject to the AMT was $7,545,654, which represents 11.6% of total net assets applicable to common shares.

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

MSCP—Minnesota State Credit Program

MSDCEP—Minnesota School District Credit Enhancement Program

NATL—National Public Finance Guarantee Corporation

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a three-tier fair value hierarchy for observable and unobservable inputs used in measuring fair value. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

MINNESOTA MUNICIPAL INCOME PORTFOLIO    |    2014 QUARTERLY REPORT

Schedule of Investments    |    September 30, 2014 (unaudited)

Minnesota Municipal Income Portfolio (MXA)

Level 2—Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuations levels are not necessarily an indication of the risk associated with investing in these investments.

As of September 30, 2014, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
Municipal Long-Term Investments	$—	$94,507,712	$—	$94,507,712
Short-Term Investment	414,732	—	—	414,732

Total Investments	$414,732	$94,507,712	$—	$94,922,444

During the period ended September 30, 2014, the fund recognized no transfers between fair value levels.

MINNESOTA MUNICIPAL INCOME PORTFOLIO    |    2014 QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Minnesota Municipal Income Portfolio Inc.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date:	November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date:	November 28, 2014

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date:	November 28, 2014